Capital Stock and Warrants: Stock Warrants: Stock Warrants Granted To Employees (Tables)	3 Months Ended
Sep. 30, 2012
Stock Warrants Granted To Employees:
Stock Warrants Granted To Employees

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Warrants	Weighted Average Exercise Price

$0.55	300,000	$0.55	1.75	300,000	$0.55
$0.75[1]	600,000	$0.75[1]	4.08	600,000	$0.75[1]
$0.65	9,127,500	$0.65	1.47	9,127,500	$0.65